Income tax - Tax credit carry forward (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	$ 2,429
Ontario
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	264
2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	212
2035 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	233
2036 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	270
2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	242
2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	184
2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	263
2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	244
2040 | Ontario
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	35
2041 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	426
2041 | Ontario
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	168
2042 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	355
2042 | Ontario
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	$ 61